Deferred Policy Acquisition Costs and Value of Business Acquired - DAC and VOBA Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Beginning balance	$ 4,316.1		$ 3,221.6		$ 3,666.9
Deferrals of commissions and expenses	395.8		590.3		633.6
Amortization:
Amortization	(669.0)		(846.4)		(459.5)
Interest accrued	233.9	[1]	243.6	[1]	238.2	[1]
Net amortization included in the Consolidated Statements of Operations	(435.1)		(602.8)		(221.3)
Change in unrealized capital gains/losses on available-for-sale securities	1,133.8		(432.8)		(556.0)
Ending balance	3,221.6		3,666.9		3,810.6
Movement Analysis Of Value of Business Acquired VOBA [Roll Forward]
Beginning balance	434.7		685.4		1,227.7
Deferrals of commissions and expenses	13.7		17.3		18.7
Amortization:
Amortization	(98.1)		(210.3)		(265.8)
Interest accrued	90.4	[1]	90.8	[1]	100.1	[1]
Net amortization included in Condensed Consolidated Statements of Operations	(7.7)		(119.5)		(165.7)
Change in unrealized capital gains/losses on available-for-sale securities	594.8		(148.5)		(395.3)
Ending balance	1,035.5		434.7		685.4
Deferred Policy Acquisition Cost and Value of Business Acquired (VOBA), Amortization Expense, Interest Accrued	324.3	[1]	334.4	[1]	338.3	[1]
Movement Analysis of Deferred Policy Acquisition Costs and Value of Business Acquired (VOBA) [Roll Forward]
Beginning balance	3,656.3		4,352.3		5,038.3
Deferrals of commissions and expenses	409.5		607.6		652.3
Amortization:
Amortization	(767.1)		(1,056.7)		(725.3)
Interest accrued	90.4	[1]	90.8	[1]	100.1	[1]
Net amortization included in Condensed Consolidated Statements of Operations	(442.8)		(722.3)		(387.0)
Change in unrealized capital gains/losses on available-for-sale securities	1,728.6		(581.3)		(951.3)
Ending balance	$ 5,351.6		$ 3,656.3		$ 4,352.3
Minimum
Amortization:
Deferred Policy Acquisition Costs, Interest accrued percentage	0.80%		1.50%		2.00%
Value of Business Acquired (VOBA), Interest accrued percentage	3.00%		2.00%		3.00%
Maximum
Amortization:
Deferred Policy Acquisition Costs, Interest accrued percentage	7.40%		7.40%		8.00%
Value of Business Acquired (VOBA), Interest accrued percentage	7.50%		7.40%		7.00%

[1]	Interest accrued at the following rates for DAC: 0.8% to 7.4% during 2013, 1.5% to 7.4% during 2012, and 2.0% to 8.0% during 2011. Interest accrued at the following rates for VOBA: 3.0% to 7.5% during 2013, 2.0% to 7.4% during 2012, and 3.0% to 7.0% during 2011.